Investments in Equity Method Investees	6 Months Ended
Sep. 30, 2024
Equity Method Investments and Joint Ventures [Abstract]
Investments in Equity Method Investees	INVESTMENTS IN EQUITY METHOD INVESTEES
Summarized Financial Information of the MUFG Group’s Equity Method Investee
Summarized operating results of Morgan Stanley, the largest portion of the MUFG Group’s equity method investees, for the six months ended September 30, 2023 and 2024 are as follows:

	2023	2024
	(in billions)
Net revenues	¥3,769	¥4,640
Total non-interest expenses	2,887	3,351
Income from continuing operations before income taxes	840	1,266
Net income applicable to Morgan Stanley	647	956